Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of Issuances and Repurchases of Shares
Below are the movements in the quantity of shares during 2022 and 2021:

	Number of shares
	Class A	Class B	Total

At December 31, 2020	257,479,140	51,782,702	309,261,842
Issuance	3,132,970	—	3,132,970
Conversions	5,741,517	(5,741,517)	—
Vested awards	136,436	—	136,436
At December 31, 2021	266,490,063	46,041,185	312,531,248
Conversions	27,292,415	(27,292,415)	—
Vested awards(a)	342,351	—	342,351
At December 31, 2022	294,124,829	18,748,770	312,873,599

(a)The Company delivered 226,691 RSUs, through the issuance of shares. Additionally, 115,660 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.

Detailed information about incentive shares [Text Block]
Incentive Shares are subject to a 10 year lock-up period, after that the shares are free and clear for transfer. If a participant ceases employment for any reason before the end of the 10 years lock-up period, the Company have the right (but not the obligation) to acquire the shares for the price originally paid by the participant less an applicable discount, and paying in a monthly basis according with the time remaining to end of the Lock-up period, as presented below.

Time remaining to the end of the Lock-up year	Discount	Monthly Installments

7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36